VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments April 30, 2025 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.0%)

Education (5.5%)
Montana State Board of Regents 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	$379,996
Montana State Board of Regents 5.000% 11/15/2042 Callable @ 100.000 05/15/2035	1,520,000	1,613,222
Montana State Board of Regents 5.000% 11/15/2045 Callable @ 100.000 05/15/2035	500,000	524,250
Montana State Board of Regents 5.000% 11/15/2050 Callable @ 100.000 05/15/2035	500,000	513,060
		3,030,528
General Obligation (48.2%)
City of Belgrade MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2032	250,000	275,772
City of Belgrade MT 5.000% 07/01/2034 Callable @ 100.000 07/01/2032	355,000	390,493
City of Bozeman MT 4.000% 07/01/2028	540,000	540,103
City of Bozeman MT 4.000% 07/01/2041 Callable @ 100.000 07/01/2033	715,000	700,064
City of Bozeman MT 4.000% 07/01/2043 Callable @ 100.000 07/01/2033	775,000	740,962
Flathead County School District No 44 Whitefish 5.250% 07/01/2043 Callable @ 100.000 07/01/2035	540,000	583,168
Flathead County School District No 44 Whitefish 5.250% 07/01/2045 Callable @ 100.000 07/01/2035	1,045,000	1,111,974
County of Gallatin MT 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	435,000	477,526
County of Gallatin MT 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	915,000	998,137
County of Gallatin MT 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	640,000	694,003
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	804,600
Gallatin County School District No 27 Monforton 4.250% 06/15/2026	285,000	285,046
Judith Basin County K 12 School District No 12 Stanford 5.000% 07/01/2037 Callable @ 100.000 07/01/2033	235,000	252,665
Judith Basin County K 12 School District No 12 Stanford 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	160,000	171,429
Judith Basin County K 12 School District No 12 Stanford 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	465,000	488,548
Judith Basin County K 12 School District No 12 Stanford 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	300,000	311,766
Judith Basin County K 12 School District No 12 Stanford 5.250% 07/01/2048 Callable @ 100.000 07/01/2033	450,000	471,366
Lake County School District No 23 Polson 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	525,000	558,978
Lake County School District No 23 Polson 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	335,000	353,623
Lake County School District No 23 Polson 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	355,000	371,731
Lake County School District No 23 Polson 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	325,000	338,159
Lake County School District No 23 Polson 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	510,000	527,529
Lake County School District No 23 Polson 5.250% 07/01/2040 Callable @ 100.000 07/01/2033	595,000	642,546
Lake County School District No 23 Polson 5.250% 07/01/2041 Callable @ 100.000 07/01/2033	625,000	670,012
Lake County School District No 23 Polson 5.250% 07/01/2042 Callable @ 100.000 07/01/2033	320,000	339,978
Lake County School District No 23 Polson 5.250% 07/01/2043 Callable @ 100.000 07/01/2033	350,000	369,918
Lake County School District No 23 Polson 5.250% 07/01/2044 Callable @ 100.000 07/01/2033	360,000	379,015
Lake County School District No 23 Polson 5.000% 07/01/2041 Callable @ 100.000 07/01/2033	320,000	336,432
Lake County School District No 23 Polson 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	400,000	416,756
Lake County School District No 23 Polson 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	635,000	659,022
Lake County School District No 23 Polson 5.250% 07/01/2040 Callable @ 100.000 07/01/2033	465,000	502,158
Lake County School District No 23 Polson 5.250% 07/01/2041 Callable @ 100.000 07/01/2033	490,000	525,290
Lake County School District No 23 Polson 5.250% 07/01/2042 Callable @ 100.000 07/01/2033	250,000	265,607
Lake County School District No 23 Polson 5.250% 07/01/2043 Callable @ 100.000 07/01/2033	250,000	264,227
Lake County School District No 23 Polson 5.250% 07/01/2044 Callable @ 100.000 07/01/2033	420,000	442,184
*Lake Missoula & Sanders Counties Elementary School District No JT & 8 5.000% 07/01/2043 Callable @ 100.000 01/01/2033	1,215,000	1,267,561
City of Miles City MT 5.000% 07/01/2042 Callable @ 100.000 07/01/2034	395,000	411,080
City of Miles City MT 5.000% 07/01/2044 Callable @ 100.000 07/01/2034	300,000	309,099
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	521,050
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	519,280
County of Ravalli MT 4.250% 07/01/2030	755,000	755,189
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	243,853
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	244,725
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	1,921,486
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031	450,000	450,153
Yellowstone and Carbon Counties School District No 7 70 Laurel 5.000% 07/01/2040 Callable @ 100.000 07/01/2033	330,000	354,245
Yellowstone and Carbon Counties School District No 7 70 Laurel 5.000% 07/01/2042 Callable @ 100.000 07/01/2033	1,395,000	1,474,041
Yellowstone and Carbon Counties School District No 7 70 Laurel 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	600,000	626,880
		26,359,429
Health Care (12.4%)
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,018,540
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,024,290
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	400,000	401,636
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	197,902
*Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,464,885
Montana Facility Finance Authority 5.000% 06/01/2028	1,015,000	1,015,284
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	916,116
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	712,621
		6,751,274
Housing (18.2%)
Montana Board of Housing 3.350% 06/01/2025	80,000	80,001
Montana Board of Housing 4.450% 12/01/2038 Callable @ 100.000 12/01/2032	1,400,000	1,424,976
Montana Board of Housing 4.800% 12/01/2043 Callable @ 100.000 12/01/2032	1,335,000	1,335,347
Montana Board of Housing 4.375% 12/01/2038 Callable @ 100.000 12/01/2032	405,000	406,604
Montana Board of Housing 4.600% 12/01/2043 Callable @ 100.000 12/01/2032	1,000,000	987,030
Montana Board of Housing 4.850% 12/01/2048 Callable @ 100.000 12/01/2032	500,000	508,030
Montana Board of Housing 3.950% 12/01/2039 Callable @ 100.000 06/01/2033	1,000,000	985,640
Montana Board of Housing 4.450% 12/01/2044 Callable @ 100.000 06/01/2033	1,000,000	978,600
Montana Board of Housing 3.900% 12/01/2039 Callable @ 100.000 06/01/2033	500,000	484,740
Montana Board of Housing 4.300% 12/01/2044 Callable @ 100.000 06/01/2033	800,000	768,520
Montana Board of Housing 4.400% 12/01/2049 Callable @ 100.000 06/01/2033	1,650,000	1,569,942
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	455,000	430,289
		9,959,719
Other Revenue (7.7%)
City of Billings MT 5.500% 07/01/2026	10,000	10,003
City of Billings MT 5.000% 07/01/2038 Callable @ 100.000 07/01/2033	700,000	727,209
City of Billings MT 5.000% 07/01/2039 Callable @ 100.000 07/01/2033	300,000	312,216
City of Billings MT 4.000% 07/01/2043 Callable @ 100.000 07/01/2033	275,000	250,011
Gallatin County Rural Improvement District 5.500% 07/01/2025	90,000	89,954
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,240
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	519,975
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	514,820
*Madison County Rural Improvement District 6.000% 07/01/2030	640,000	634,573
City of Missoula MT 4.750% 07/01/2027	45,000	44,723
City of Missoula MT 6.000% 07/01/2030	120,000	118,860
		4,222,584
Pre-Refunded (1.3%)
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	705,000	706,678
Transportation (1.8%)
Missoula Parking Commission 4.000% 10/01/2026	665,000	662,180
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	104,807
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	240,000	240,163
		1,007,150
Utilities (2.9%)
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,345,621
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025	215,000	215,125
		1,560,746

TOTAL MUNICPAL BONDS (COST: $54,836,866)		$53,598,108

OTHER ASSETS LESS LIABILITIES (2.0%)		$1,069,265

NET ASSETS (100.0%)		$54,667,373

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Viking Tax-Free Fund for Montana
Investments at cost	$54,836,866
Unrealized appreciation	$60,935
Unrealized depreciation	(1,299,693)
Net unrealized appreciation/(depreciation)*	$(1,238,758)

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Viking Tax-Free Fund for Montana
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$53,598,108.00	$-	$53,598,108.00
Total	$-	$53,598,108.00	$-	$53,598,108.00